As Filed with the Securities and Exchange Commission on July 17, 2015

Registration File Nos. 811-22659

333-179272

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 6	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment NO. 13	☒
(Check appropriate box or boxes.)

TIAA-CREF LIFE SEPARATE

ACCOUNT VLI-2

(Exact name of registrant)

TIAA-CREF LIFE INSURANCE

COMPANY

(Name of depositor)

730 Third Avenue

New York, NY 10017-3206

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (877) 694-0305

Copy to:

John Piller, Esq.

TIAA-CREF Life Insurance Company

8500 Andrew Carnegie Boulevard, SSC-C2-04

Charlotte, NC 28262

(704) 988-5681

(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2015 pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: M Intelligent VUL Flexible Premium Individual Variable Universal Life Insurance Policy.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

TIAA-CREF Life Separate Account VLI-2

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 1

Dated [                ], 2015 to the

M Intelligent VUL Prospectus

Dated May 1, 2015

This Supplement amends certain disclosures in the above-referenced prospectus for the Policy with the same name. Please read this Supplement carefully and keep it with your prospectus for future reference.

Changes to the table on page 6 of the prospectus:

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

Amount Deducted
Charge	When charge is deducted	if LTA Rider is not in effect	if LTA Rider is in effect
Cost of Insurance[4]—Base Face Amount	At the beginning of each policy month	(per $1,000 of Net Amount at Risk—higher rates may apply to substandard risks)	(per $1,000 of Net Amount at Risk—higher rates may apply to substandard risks)
Policies issued before October 17, 2015:
Current: Guaranteed: Example[5]		$0.0041 to $79.1075 $0.015 to $79.1075 $0.3147	$0.0041 to $79.10167 $0.015 to $79.10167 $0.3711
Policies issued on October 17, 2015 and thereafter:
Current: Guaranteed: Example[5]		$0.01307 to $79.1075 $0.015 to $79.1075 $0.3147	$0.015 to $65.44017 $0.015 to $79.10167 $0.3657
Cost of Insurance[4]—Supplemental Face Amount	At the beginning of each policy month	(per $1,000 of Net Amount at Risk—higher rates may apply to substandard risks)	(per $1,000 of Net Amount at Risk—higher rates may apply to substandard risks)
Policies issued before October 17, 2015:
Current: Guaranteed: Example[5]		$0.0038 to $77.93 $0.015 to $79.1075 $0.3289	$0.0035 to $79.10167 $0.015 to $79.10167 $0.2969
Policies issued on October 17, 2015 and thereafter:
Current: Guaranteed: Example[5]		$0.01199 to $63.286 $0.015 to $79.1075 $0.3085	$0.01375 to $54.25416 $0.015 to $79.10167 $0.3364
[4]

The Cost of Insurance charges vary based on Issue Age, gender (in most states), Underwriting Class, and Policy Year. The charge generally increases as the Issue Age increases. The Net Amount at Risk is equal to: the death benefit discounted for a month of interest minus the Policy Value on the Monthly Charge Date. The Cost of Insurance charges shown in the table may not be typical of the charges You will pay. Your Policy’s data page will indicate the guaranteed Cost of Insurance charge applicable to Your Policy, and more detailed information concerning your Cost of Insurance charges is discussed in the “Charges and Deductions—Monthly Charge” section of this prospectus and is available on request from our Administrative Office. Also, before you purchase the Policy, you may request personalized illustrations of hypothetical future benefits under the Policy based upon the Insured’s age and Underwriting Class, the death benefit option, face amount, planned Premiums, and requested Riders. Substandard classifications provide for higher rates with a maximum guaranteed annual rate of $1,000 per $1,000 of Net Amount at Risk and a maximum current annual rate of $1,000 per $1,000 of Net Amount at Risk.

[5]	Charge is for a preferred non-tobacco underwriting risk, male Issue Age 55, Policy Year 1.

Amount Deducted
Charge	When charge is deducted	if LTA Rider is not in effect	if LTA Rider is in effect
Asset Based Risk Charge—for Policies issued before October 17, 2015:	At the beginning of each policy month	(% of Policy Value invested in the Investment Accounts)	(% of Policy Value invested in the Investment Accounts)
Current		Yrs 1-15: 0.90% Yrs 16+: 0.48%	Yrs 1-15: 0.36% Yrs 16+: 0.06%
Guaranteed:		Yrs 1–15: 0.90% Yrs 16+: 0.48%	Yrs 1–15: 0.36% Yrs 16+: 0.06%

Amount Deducted
Charge	When charge is deducted	if LTA Rider is not in effect	if LTA Rider is in effect
Asset Based Risk Charge—for Policies issued on October 17, 2015 and thereafter:	At the beginning of each policy month	(% of Policy Value invested in the Investment Accounts)	(% of Policy Value invested in the Investment Accounts)
Current		Yrs 1-15: 0.75% Yrs 16+: 0.48%	Yrs 1-15: 0.24% Yrs 16+: 0.06%
Guaranteed:		Yrs 1–15: 0.90% Yrs 16+: 0.48%	Yrs 1–15: 0.36% Yrs 16+: 0.06%

Changes on page 30 of the prospectus:

Asset Based Risk Charge. This charge is for the risks we assume with respect to the Policy, including the risk that mortality is higher than expected, company administrative and sales costs are higher than expected, and persistency in early Policy years is less than expected. It is a percentage of the Policy Value of the Investment Accounts. The charge will vary based upon the presence of the LTA Rider.

EXPLANATORY COMMENT

The prospectus and the statement of additional information included in Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 (File No. 333-179272) filed on April 28, 2015 are incorporated herein by reference.

PART C: OTHER INFORMATION

Item 26. Exhibits

(a)		Board of Directors Resolution establishing TIAA-CREF Life Separate Account VLI-2. (1)

(b)		Custodian Agreements.

	(1)		Form of Domestic Custody Agreement between TIAA-CREF Life Insurance Company on behalf of TIAA-CREF Life Separate Account VLI-1 and JPMorgan Chase Bank, N.A. (2)

(c)			Underwriting Contracts.

	(1)		Principal Underwriter Distribution Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts. (4)

	(2)		Cash Disbursement and Reimbursement Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts. (4)

(d)			Contracts.

	(1)	(a)	Flexible Premium Variable Universal Life Insurance Policy (1)

		(b)	Enhanced Cash Value Rider (1)

		(c)	Long Term Accumulation Rider (1)

		(d)	Waiver of Monthly Charges Rider (1)

		(e)	Aviation Limitation Endorsement (1)

		(f)	Overloan Protection Endorsement (1)

(e)			Applications.

	(1)		Form of Application (11)

(f)			Depositor’s Certificate of Incorporation and By-Laws.

	(1)		Charter of TIAA-CREF Life Insurance Company (3)

	(2)		By-laws of TIAA-CREF Life Insurance Company (3)

(g)			Reinsurance Contracts.

(h)			Participation Agreements.

	(1)		Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (4)

	(2)		Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (6).

	(3)		Participation Agreement between Vanguard Variable Insurance Fund, and the Vanguard Group, Inc, and Vanguard Marketing Corporation, and TIAA-CREF Life Insurance Company. (6).

	(4)		M Fund, Inc. Participation Agreement with TIAA-CREF Life Insurance Company. (5)

	(5)		Amendment to Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated March 1, 2012. (5)

	(6)		Amendment to Participation Agreement among TIAA-CREF Life, ING Investors Trust, and ING Funds Distributor, LLC with respect to institutional shares, dated March 1, 2012. (5)

	(7)		Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares, dated March 19, 2012. (5)

	(8)		Amendment to Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc., dated March 7, 2012. (5)

	(9)		Amendment to Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, dated February 29, 2012. (5)

	(10)	Amendment to Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC, March 1, 2012. (5)

	(11)	Amendment to Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA-CREF Life Insurance Company, dated as of February 29, 2012. (5)

	(12)	Amendment to Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company dated March 23, 2012. (5)

	(13)	Amendment No. 3 to Administrative Services Agreement between Franklin Templeton Services, LLC and TIAA-CREF Life Insurance Company dated April 9, 2012. (5)

	(14)	Amendment to Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. (7)

	(15)	Amendment to Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc. (7)

	(16)	Amendment to Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC. (7)

	(17)	Amendment to Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA-CREF Life Insurance Company. (7)

	(18)	Amendment to Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (7)

	(19)	Amendment to Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (7)

	(20)	Amendment to Participation Agreement between Vanguard Variable Insurance Fund, and the Vanguard Group, Inc, and Vanguard Marketing Corporation, and TIAA-CREF Life Insurance Company. (7)

	(21)	Amendment to Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., TIAA-CREF Life Insurance Company, and TIAA-CREF Institutional and Individual Services, LLC. (8)

	(22)	Amendment to Fund Participation Agreement between ING Investors Trust, ING Investments Distributor, LLC, and TIAA-CREF Life Insurance Company. (8)

	(23)	Amendment to Fund Participation Agreement between T. Rowe Price Associates, Inc. and TIAA-CREF Life Insurance Company. (8)

	(24)	Amendment to Fund Participation Agreement between M Financial Advisers, Inc., M Holdings Securities, Inc., and TIAA-CREF Life Insurance Company. (8)

	(25)	Amendment to Fund Participation Agreement between T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (8)

	(26)	Amendment to Fund Participation Agreement between DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (9)

	(27)	Participation Agreement among TIAA-CREF Life Funds, Teachers Personal Investors Services, Inc., Teachers Advisors, Inc. and TIAA-CREF Life Insurance Company. (10)

	(28)	Participation Agreement among John Hancock Variable Insurance Trust, John Hancock Distributors LLC, and TIAA-CREF Life Insurance Company. (12)

	(29)	Amendment to Fund Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc. and TIAA-CREF Life Insurance Company. (12)

	(30)	Amendment to Fund Participation Agreement among Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P, Inc. and TIAA-CREF Life Insurance Company. (12)

(i)		Administrative Contracts.

	(1)	Form of Administrative Services Agreement by and between McCamish Systems, LLC and Teachers Insurance and Annuity Association of America. (2)

	(2)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the Separate Account. (2)

(j)		Other Material Contracts. Not Applicable.

(k)		Legal Opinion. Opinion and Consent of Meredith Kornreich, Esq. as to the legality of the securities being registered * (l) Actuarial Opinion. Not Applicable.

(m)		Calculation. Not Applicable. (n) Other Opinions.

	(1)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

(o)		Omitted Financial Statements. Not Applicable.

(p)		Initial Capital Agreements. Not Applicable.

(q)		Transfer and Redemption Procedures pursuant to Rule 6e-3(T)(b)(12)(iii). (To be incorporated by pre-effective amendment.)

	(1)	Description Of Issuance, Transfer And Redemption Procedures M Intelligent Individual Flexible Premium Variable Universal Life Insurance Policies Issued By TIAA-CREF Life Insurance Company. (5)

(2)

Amendment to Description Of Issuance, Transfer And Redemption Procedures M Intelligent Individual Flexible

Premium Variable Universal Life Insurance Policies Issued By TIAA-CREF Life Insurance Company. (11)

	(3)	Amendment to Description Of Issuance, Transfer And Redemption Procedures M Intelligent Individual Flexible Premium Variable Universal Life Insurance Policies Issued By TIAA-CREF Life Insurance Company. (12)

(r)	(A )	Powers of Attorney (11)

	(B )	Powers of Attorney (12)

(1)		Incorporated by reference to the Registration Statement on Form N-6, filed on January 31, 2012 (File Nos. 333-179272 and 811-22659).

(2)		Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, filed on May 1, 2008 (File Nos. 333-128699 and 811-10393).

(3)		Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, filed January 31, 2002 (File No. 333-62162).

(4)		Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed on April 23, 2012 (File Nos. 333-145064 and 811-08963).

(5)		Incorporated by reference to the Registration Statement on Form N-6, filed on April 24, 2012 (File Nos. 333-179272 and 811-22659).

(6)		Incorporated by reference to the Registration Statement on Form N-6, filed on August 3, 2012 (File Nos. 333-183060 and 811-22659).

(7)		Incorporated by reference to the Registration Statement on Form N-6, filed on October 25, 2012 (File Nos. 333-183060 and 811-22659).

(8)		Incorporated by reference to the Registration Statement on Form N-6, filed on April 24, 2013 (File Nos. 333-179272 and 811-22659).

(9)		Incorporated by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, filed on February 7, 2014 (File Nos. 333-1128699 and 811-10393).

(10)		Incorporated by reference to the Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, filed on February 27, 2014 (File Nos. 333-145064 and 811-08963).

(11)		Incorporated by reference to the Post-Effective Amendment No. 9 to the Registration Statement of form N-6, filed on April 18, 2014 (File Nos. 333-179272 and 811-22659).

(12)		Incorporated by reference to the Post-Effective Amendment No. 11 to the Registration Statement of form N-6, filed on April 28, 2015 (File Nos. 333-179272 and 811-22659).

*		Filed Herewith

Item 27. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
David M. Anderson	Director, Chairman
Kathie Andrade	Director
Rashmi Badwe	Director
Elizabeth D. Black	Director
Douglas E. Chittenden	Director
Sue Collins	Director
Nancy Heller	Director
Eric T. Jones	Director
Russell Noles	Director
Ajay Sawhney	Director
Elizabeth Debenedictis	Vice President, Third Party Insurance Wholesaling
Linda Dougherty	Vice President & Chief Financial Officer
Margarita Echevarria	Chief Compliance Officer
Carol Fracasso	Vice President, Business Management
Bradley Gabel	Vice President, Chief Underwriting Officer, New Business & Underwriting
Jorge Gutierrez	Vice President, Treasurer
Meredith Kornreich	Vice President & General Counsel
Peter Pisapia	Chief Compliance Officer of the Separate Accounts
Marjorie Pierre-Merritt	Vice President & Assistant Corporate Secretary
Todd Sagmoe	Vice President, Product & Distribution Services

*	The principal business address for each officer and director is 730 Third Avenue, New York, New York 10017-3206

Item 28. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

Item 29. Indemnification

The TIAA-CREF Life bylaws provide that the TIAA-CREF Life Insurance Company will indemnify, in the manner and to the fullest extent permitted by law, each person made or threatened to be made a party to any action, suit or proceeding, whether or not by or in the right of the TIAA-CREF Life Insurance Company, and whether civil, criminal, administrative, investigative or otherwise, by reason of the fact that he or she or his or her testator or intestate is or was a director, officer or employee of the TIAA-CREF Life Insurance Company, or is or was serving at the request of the TIAA-CREF Life Insurance Company as director, officer or employee of any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, if such director, officer or employee acted, in good faith, for a purpose which he reasonably believed to be in, or in the case of service for any other corporation or any partnership, joint venture trust, employee benefit plan or other enterprise, not opposed to, the best interests of the TIAA-CREF Life Insurance Company and in criminal actions or proceedings, in addition, had no reasonable cause to believe his or her conduct was unlawful. To the fullest extent permitted by law such indemnification shall include judgments, fines, amounts paid in settlement, and reasonable expenses, including attorneys’ fees. No payment of indemnification, advance or allowance under the foregoing provisions shall be made unless a notice shall have been filed with the Superintendent of Insurance of the State of New York not less than thirty days prior to such payment specifying the persons to be paid, the amounts to be paid, the manner in which payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) TIAA-CREF Individual and Institutional Services, LLC

(b) Management.

Name and Principal Business Address*	Positions and Offices with Underwriter
Kathie J. Andrade	Manager, President and Chief Executive Officer, Chairman of the Board
Brian R. Bohaty	Manager
Douglas Chittenden	Manager, Vice President
Teresa Hassera	Manager
Eric T. Jones	Manager
Peter Kennedy	Manager, Vice President, Chief Operating Officer
Stephen D. Collier	Senior Vice President, Head of Tax
William C. Bair	Vice President and Chief Financial Officer
Linda Dougherty	Vice President
Pamela Lewis Marlborough	Vice President, Chief Legal Officer, Assistant Secretary
Raymond Bellucci	Vice President, Manager
Kevin C. Brown	Vice President
William G. Griesser	Vice President
Christopher J. Weyrauch	Senior Managing Director, National Wealth Advisory Services
Christopher Baraks	Vice President, Corporate Tax
Gerald McCarthy	Vice President, Corporate Tax
Austin P. Wachter	Vice President
Catherine McCabe	Managing Director, Field Consulting Group
Patricia Adams	Managing Director, Broker/Dealer Operations
Samuel Turvey	Chief Compliance Officer
Jorge Gutierrez	Treasurer
Christy R. Lee	Controller
Jennifer Sisom	Assistant Treasurer
Steven Butzine	Anti-Money Laundering Officer
Marjorie Pierre-Merritt	Secretary
Janet Acosta	Assistant Secretary
Nicholas Cifelli	Assistant Secretary
Gail Clinton	Assistant Secretary
Jamin R. Jenkins	Assistant Secretary
Ann L. Medeiros	Assistant Secretary
Tracy Graham	Assistant Secretary

*	The address of each Director and Officer is c/o TIAA-CREF Individual and Institutional Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c) Compensation From the Registrant. None

C-9

Item 31. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain 22 Kimberly Road East, Brunswick, NJ 08816; CitiStorage Inc. 5 North 11th Street, Brooklyn, NY 11211; File Vault, 839 Exchange Street, Suite A, Charlotte, NC 28208; State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105; JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245; and McCamish Systems LLC. Storage of Documents: Iron Mountain, 660 Distribution Drive, Atlanta, GA 30336. Storage of Electronic Date: Quality Technology Services, 300 Satellite Blvd, Suwanee, GA 30024.

Item 32. Management Services

All management contracts are discussed in Part A or Part B.

Item 33. Fee Representation

TIAA-CREF Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA-CREF Life Insurance Company.

C-10

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Life Separate Account VLI-2, has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 17th of July, 2015.

TIAA-CREF LIFE SEPARATE ACCOUNT VLI-2

BY: TIAA-CREF Life Insurance Company

(On behalf of the Registrant and itself)

By:	*
David M. Anderson President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons on July 17, 2015, in the capacities indicated.

Signature	Title

*	President and Chief Executive Officer
David M. Anderson

*	Vice President and Chief Financial Officer
Linda S. Dougherty	(Principal Financial and Accounting Officer)

*	Director
David M. Anderson

*	Director
Kathie Andrade

**	Director
Rashmi Badwe

*	Director
Elizabeth D. Black

**	Director
Douglas E. Chittenden

**	Director
Sue Collins

*	Director
Nancy Heller

*	Director
Eric T. Jones

**	Director
Russell Noles

**	Director
Ajay Sawhney

* Signed by Kenneth W. Reitz, Esq. as attorney-in-fact pursuant to a Power of Attorney effective: April 19, 2013

** Signed by Kenneth W. Reitz, Esq. as attorney-in-fact pursuant to a Power of Attorney effective: April 1, 2015

/s/ Kenneth W. Reitz
Kenneth W. Reitz, Esq. Attorney-in-fact

EXHIBIT INDEX

(k)	Legal Opinion